RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,
	2016	2015
Due to related party - Shareholder	$-	$154,331